Loans Payable - Additional Information (Detail) - Loans Payable [Member] - USD ($)	Oct. 01, 2021	Sep. 13, 2021	Sep. 10, 2021
Debt Instrument [Line Items]
Borrowings of the company			$ 235,000
Term of loan agreement		36 months
Interest rate	5.84%
Debt instrument, frequency of periodic payment	monthly